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Guinness Atkinson Alternative Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						Alternative Energy Fund
Accumulated Value			$ 10,000							$ 9,241							$ 8,713							$ 9,077							$ 8,284							$ 8,680							$ 9,043							$ 9,769							$ 9,997							$ 10,063							$ 9,665							$ 9,433							$ 8,448								$ 9,607								$ 10,072							$ 9,773							$ 10,999							$ 8,713							$ 11,695							$ 14,743							$ 20,507						$ 20,772				$ 21,700				$ 21,700				$ 22,230			$ 20,143	$ 17,327	$ 17,392	$ 19,413	$ 21,203		$ 21,004	$ 17,526	$ 18,951	$ 18,852	$ 18,256	$ 19,947	$ 16,708	$ 15,877	$ 18,733	$ 20,727	$ 21,160
Guinness Atkinson Asia Focus Fund
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						Asia Focus Fund
Accumulated Value			10,000							10,021							10,466							11,786							10,921							12,576							13,407							14,422							16,064							16,178							15,290							14,799							12,780								14,923								14,809							14,832							16,514							13,051							15,327							17,282							20,797						21,522				21,408				18,985				19,482			16,774	15,645	12,488	14,022	14,942		14,783	14,357	14,854	14,584	14,905	16,227	15,503	15,757	17,739	20,301	$ 20,102
Guinness Atkinson China & Hong Kong Fund
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						China & Hong Kong Fund
Accumulated Value			10,000							9,446							9,549							10,867							10,295							11,859							12,738							13,838							15,324							15,510							14,880							13,853							12,228								14,277								13,998							13,436							15,894							12,917							14,399							15,698							18,205						19,244				19,005				16,548				16,985			14,410	15,105	11,360	12,966	13,333		12,213	11,350	11,083	10,524	10,179	12,280	11,090	12,239	12,388	14,415	$ 14,301
Guinness Atkinson Global Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						Global Energy Fund
Accumulated Value			10,000							10,410							11,500							11,651							12,704							11,733							10,773							11,876							12,570							12,066							13,987							14,086							10,192								11,732								11,456							10,781							11,250							5,740							6,634							5,654							7,400						9,098				10,024				10,422				10,805			13,150	12,475	12,012	14,514	13,971		13,879	15,673	14,891	16,409	16,409	15,434	14,636	15,980	15,414	16,703	$ 17,110
Guinness Atkinson Global Innovators Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						Global Innovators Fund - Investor Class
Accumulated Value			10,000							9,952							9,765							10,718							10,951							11,967							12,769							13,887							14,755							14,913							14,792							14,743							12,277							$ 14,475								$ 14,881								15,152							16,818							14,097							17,954							19,943							22,903						23,860				26,203				25,622				27,833			24,540	19,698	17,985	19,573		$ 22,644	24,700	23,966	27,271	30,584	32,276	33,086	32,600	31,452	35,962	37,911	$ 39,200
Guinness Atkinson Global Innovators Fund | Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						Global Innovators Fund - Institutional Class
Accumulated Value			10,000							9,959							9,778							10,741							10,981							12,005							12,816							13,949							14,831							14,999							14,883							14,843							12,370							14,594								15,012								15,294							16,991							14,246							18,160							20,180							23,187						24,172				26,560				25,989				28,255			24,924	20,024	18,288	19,916		23,056	25,166	24,436	27,823	31,226	32,974	33,818	33,342	32,195	36,831	38,849	$ 40,189
Guinness Atkinson Asia Pacific Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						Asia Pacific Dividend Builder ETF
Accumulated Value			10,000							10,321							10,660							11,619							10,882							12,162							12,999							13,796							14,876							14,868							13,872							14,280							12,434								14,103								14,051							13,804							14,961							11,802							13,606							14,698							17,040						18,550				19,025				17,622				18,960			18,023	16,482	14,051	15,753	16,372		16,288	16,300	17,552	17,664	18,579	20,907	20,010	20,048	23,188	23,985	$ 24,496
Guinness Atkinson Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						Dividend Builder ETF
Accumulated Value			10,000							10,305							10,483							10,937							10,682							11,318							11,999							12,262							12,961							13,091							12,932							13,606							12,424							13,901								14,286								14,509							15,742							12,822							14,787							15,781							17,673						18,380				19,957				19,760				21,846			21,051	18,975	17,490	19,797	20,949		21,942	21,064	22,960	24,321	24,890	27,173	26,026	26,711	28,321	28,755	$ 29,036
Guinness Atkinson Smart Transportation & Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																					Smart Transportation & Technology ETF
Accumulated Value		$ 10,000			$ 9,898		$ 10,543		$ 10,275			$ 9,823		$ 7,986		$ 9,438			$ 10,068		$ 10,818		$ 11,725			$ 13,064		$ 12,838		$ 12,914			$ 15,226		$ 16,772		$ 17,203			$ 17,804		$ 17,961		$ 18,269			$ 18,479		$ 18,636		$ 18,800			$ 19,249		$ 18,343		$ 19,603			$ 19,344		$ 19,643		$ 18,088			$ 17,359		$ 17,271		$ 15,643			$ 16,098		$ 14,325		$ 15,958			$ 14,960		$ 13,085		$ 13,979			$ 15,813		$ 14,383		$ 16,456				$ 16,316		$ 17,018		$ 16,218				$ 16,849		$ 18,380		$ 19,015			$ 17,923		$ 16,921		$ 15,038			$ 16,835		$ 18,220		$ 17,042			$ 18,373		$ 19,058		$ 18,532			$ 19,477		$ 19,290		$ 19,064			$ 18,994		$ 19,024		$ 18,423			$ 18,768		$ 18,653	$ 19,106		$ 18,759	$ 17,391	$ 17,621		$ 19,464	$ 20,634	$ 21,174		$ 21,892	$ 22,715	$ 23,789		$ 23,390	$ 23,794
Guinness Atkinson Sustainable Energy ETF
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																				Sustainable Energy ETF
Accumulated Value	$ 10,000			$ 10,361		$ 11,836		$ 12,480			$ 12,374		$ 12,103		$ 12,146			$ 12,241		$ 12,704		$ 12,884			$ 13,383		$ 12,908		$ 13,877			$ 13,273		$ 13,265		$ 11,681			$ 11,875		$ 12,101		$ 10,971			$ 11,425		$ 10,369		$ 11,831			$ 11,613		$ 10,493		$ 11,013			$ 12,480		$ 11,647		$ 12,801			$ 12,323		$ 12,731		$ 12,202			$ 12,214		$ 12,679		$ 12,760			$ 11,566		$ 10,652		$ 9,425			$ 10,482		$ 11,538		$ 10,477				$ 11,036		$ 11,480		$ 11,101				$ 12,123		$ 11,149		$ 11,567			$ 11,559		$ 12,141		$ 11,307			$ 11,158		$ 10,234		$ 10,230			$ 10,048		$ 9,725		$ 9,903			$ 10,692		$ 11,448		$ 11,816			$ 12,205		$ 12,672		$ 13,213			$ 13,023		$ 12,940
Guinness Atkinson Alternative Energy Fund | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI World Index (Net Return)
Accumulated Value			10,000							9,965							10,065							10,555							10,751							11,437							11,897							12,473							13,159							12,991							13,216							13,874							12,013								13,512								14,053							14,128							15,337							12,108							14,452							15,598							17,776						18,651				20,095				20,094				21,654			20,538	17,214	16,149	17,726	19,096		20,400	19,694	21,942	23,891	24,520	26,080	26,039	25,572	28,506	30,578	$ 31,532
Guinness Atkinson Asia Focus Fund | MSCI AC Far East ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI AC Far East ex Japan Index (Net Return)
Accumulated Value			10,000							10,225							10,229							11,316							10,621							11,999							13,074							14,000							15,099							15,328							14,429							14,213							12,814								14,345								14,229							13,599							15,305							12,713							14,791							16,306							19,291						19,756				20,389				17,918				17,667			16,078	14,761	12,223	13,856	14,746		14,219	13,568	14,272	14,485	15,410	17,162	16,045	16,547	18,753	21,665	$ 22,573
Guinness Atkinson China & Hong Kong Fund | MSCI China Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI China Index (Net Return)
Accumulated Value			10,000							9,520							9,531							10,858							10,090							11,394							12,598							14,445							15,545							15,828							15,273							14,127							12,611								14,842								14,246							13,572							15,569							13,978							16,116							18,130							20,161						20,075				20,530				16,800				15,782			13,542	14,004	10,854	12,321	12,901		11,649	11,423	10,941	10,701	11,460	14,152	13,066	15,029	15,331	18,505	$ 17,139
Guinness Atkinson Global Energy Fund | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI World Index (Net Return)
Accumulated Value			10,000							9,965							10,065							10,555							10,751							11,437							11,897							12,473							13,159							12,991							13,216							13,874							12,013								13,512								14,053							14,128							15,337							12,108							14,452							15,598							17,776						18,651				20,095				20,094				21,654			20,538	17,214	16,149	17,726	19,096		20,400	19,694	21,942	23,891	24,520	26,080	26,039	25,572	28,506	30,578	$ 31,532
Guinness Atkinson Global Innovators Fund | Investor Class | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI World Index (Net Return)
Accumulated Value			10,000							9,965							10,065							10,555							10,751							11,437							11,897							12,473							13,159							12,991							13,216							13,874							12,013							13,512								14,053								14,128							15,337							12,108							14,452							15,598							17,776						18,651				20,095				20,094				21,654			20,538	17,214	16,149	17,726		19,096	20,400	19,694	21,942	23,891	24,520	26,080	26,039	25,572	28,506	30,578	$ 31,532
Guinness Atkinson Global Innovators Fund | Institutional Class | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI World Index (Net Return)
Accumulated Value			10,000							9,965							10,065							10,555							10,751							11,437							11,897							12,473							13,159							12,991							13,216							13,874							12,013							13,512								14,053								14,128							15,337							12,108							14,452							15,598							17,776						18,651				20,095				20,094				21,654			20,538	17,214	16,149	17,726		$ 19,096	20,400	19,694	21,942	23,891	24,520	26,080	26,039	25,572	28,506	30,578	$ 31,532
Guinness Atkinson Asia Pacific Dividend Builder ETF | MSCI AC Pacific ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI AC Pacific Ex-Japan Index (Net Return)
Accumulated Value			10,000							10,226							10,246							11,273							10,747							12,085							12,873							13,674							14,714							14,711							14,147							13,954							12,579								14,073								14,175							13,630							15,132							12,145							14,361							15,654							18,619						19,080				19,789				17,680				17,531			16,443	14,777	12,511	14,243	15,061		14,627	13,988	14,981	15,180	16,003	17,825	16,500	16,834	19,124	21,678	$ 22,404
Guinness Atkinson Dividend Builder ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI World Index (Net Return)
Accumulated Value			10,000							9,965							10,065							10,555							10,751							11,437							11,897							12,473							13,159							12,991							13,216							13,874							12,013							$ 13,512								$ 14,053								14,128							15,337							12,108							14,452							15,598							17,776						18,651				20,095				20,094				21,654			20,538	17,214	16,149	17,726	19,096		20,400	19,694	21,942	23,891	24,520	26,080	26,039	25,572	28,506	30,578	$ 31,532
Guinness Atkinson Smart Transportation & Technology ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																					MSCI World Index (Net Return)
Accumulated Value		$ 10,000			$ 10,049		$ 10,350		$ 10,287			$ 9,418		$ 8,171		$ 9,064			$ 9,502		$ 9,753		$ 10,220			$ 10,902		$ 10,526		$ 10,203			$ 11,508		$ 11,996		$ 11,877			$ 12,181		$ 12,586		$ 13,172			$ 13,362		$ 13,561		$ 13,804			$ 14,147		$ 13,560		$ 14,328			$ 14,014		$ 14,613		$ 13,840			$ 13,490		$ 13,860		$ 12,709			$ 12,718		$ 11,617		$ 12,539			$ 12,015		$ 10,898		$ 11,680			$ 12,493		$ 11,962		$ 12,808				$ 12,501		$ 12,887		$ 13,113				$ 12,982		$ 13,767		$ 14,229			$ 13,890		$ 13,290		$ 12,905			$ 14,115		$ 14,807		$ 14,985			$ 15,621		$ 16,122		$ 15,524			$ 16,217		$ 16,547		$ 16,838			$ 17,283		$ 17,600		$ 17,251			$ 18,042		$ 17,572	$ 18,192		$ 18,061	$ 17,257	$ 17,411		$ 18,441	$ 19,237	$ 19,485		$ 19,993	$ 20,636	$ 21,049		$ 21,108	$ 21,279
Guinness Atkinson Sustainable Energy ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																				MSCI World Index (Net Return)
Accumulated Value	$ 10,000			$ 10,307		$ 10,744		$ 10,637			$ 10,910		$ 11,273		$ 11,797			$ 11,967		$ 12,146		$ 12,363			$ 12,671		$ 12,145		$ 12,833			$ 12,552		$ 13,088		$ 12,396			$ 12,082		$ 12,414		$ 11,382			$ 11,391		$ 10,404		$ 11,230			$ 10,761		$ 9,760		$ 10,461			$ 11,189		$ 10,714		$ 11,472			$ 11,196		$ 11,542		$ 11,744			$ 11,627		$ 12,330		$ 12,744			$ 12,440		$ 11,903		$ 11,558			$ 12,641		$ 13,262		$ 13,421				$ 13,990		$ 14,440		$ 13,903				$ 14,524		$ 14,820		$ 15,081			$ 15,480		$ 15,763		$ 15,450			$ 16,159		$ 15,738		$ 16,294			$ 16,176		$ 15,456		$ 15,594			$ 16,517		$ 17,229		$ 17,451			$ 17,906		$ 18,482		$ 18,852			$ 18,905		$ 19,058
Guinness Atkinson Global Energy Fund | MSCI World Energy Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																																																																																						MSCI World Energy Index (Net Return)
Accumulated Value			$ 10,000							$ 10,512							$ 11,623							$ 11,787							$ 12,656							$ 12,030							$ 11,434							$ 12,457							$ 13,285							$ 12,567							$ 14,164							$ 14,275							$ 11,181								$ 12,796								$ 12,597							$ 11,869							$ 12,462							$ 6,880							$ 8,019							$ 6,739							$ 8,541						$ 10,401				$ 11,305				$ 11,453				$ 11,965			$ 15,632	$ 14,832	$ 14,618	$ 17,470	$ 16,873		$ 16,787	$ 18,676	$ 17,913	$ 19,660	$ 19,399	$ 18,931	$ 18,397	$ 20,252	$ 19,235	$ 20,434	$ 20,847